Significant Accounting Policies and Practices (Details) - Schedule of amortization over the next five years	Dec. 31, 2022 USD ($)
Schedule of Amortization Over the Next Five Years [Abstract]
2023	$ 32,097
2024	32,098
2025	28,863
2026	18,966
2027	18,964
Thereafter	76,313
Total	207,301
Intangible assets not subject to amortization	22,783
Total Intangible Assets	$ 230,084